Transamerica JPMorgan Asset Allocation - Growth VP

SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.0%
International Equity Funds - 22.5%
Transamerica BlackRock Real Estate Securities VP, Initial Class (A)	1,870,857	$ 19,513,038
Transamerica Emerging Markets Equity, Class I2 (A)	1,116,782	11,782,054
Transamerica International Equity, Class I2 (A)	3,165,414	79,673,466
Transamerica International Focus, Class I2 (A)	11,556,257	84,129,548
Transamerica International Small Cap Value, Class I2 (A)	3,333,876	60,809,902
		255,908,008
U.S. Equity Funds - 66.5%
Transamerica Janus Mid-Cap Growth VP, Initial Class (A)	293,655	9,112,102
Transamerica JPMorgan Enhanced Index VP, Initial Class (A)	14,688,990	418,783,105
Transamerica Large Cap Value, Class I2 (A)	7,484,451	124,690,950
Transamerica Mid Cap Growth, Class I2 (A)	888,940	10,133,920
Transamerica Mid Cap Value Opportunities, Class I2 (A)	781,372	9,024,844
Transamerica Small Cap Value, Class I2 (A)	1,205,132	6,266,689
Transamerica T. Rowe Price Small Cap VP, Initial Class (A)	524,843	6,009,449
Transamerica WMC US Growth VP, Initial Class (A)	4,191,541	172,607,666
		756,628,725
U.S. Fixed Income Funds - 8.0%
Transamerica Aegon High Yield Bond VP, Initial Class (A)	8,994,345	62,330,811
Transamerica Floating Rate, Class I2 (A)	3,205,431	28,624,503
		90,955,314
Total Investment Companies (Cost $953,692,005)		1,103,492,047

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.5%
U.S. Treasury - 1.5%
U.S. Treasury Notes
4.25%, 01/31/2026 (B)	$ 17,009,600	$ 17,021,560
Total U.S. Government Obligation (Cost $17,012,575)		17,021,560
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 1.65% (C), dated 09/30/2025, to be repurchased at $12,370,059 on 10/01/2025. Collateralized by a U.S. Government Obligation, 4.25%, due 03/15/2027, and with a value of $12,616,906.	12,369,492	12,369,492
Total Repurchase Agreement (Cost $12,369,492)		12,369,492
Total Investments (Cost $983,074,072)		1,132,883,099
Net Other Assets (Liabilities) - 0.4%		4,583,315
Net Assets - 100.0%		$ 1,137,466,414
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
CAD Currency	375	12/16/2025	$27,257,302	$27,037,500	$—	$(219,802)
E-Mini Russell 2000® Index	227	12/19/2025	27,421,113	27,869,925	448,812	—
EUR Currency	221	12/15/2025	32,643,670	32,575,400	—	(68,270)
FTSE 100 Index	176	12/19/2025	22,117,108	22,267,769	150,661	—
GBP Currency	125	12/15/2025	10,579,925	10,508,594	—	(71,331)
Hong Kong Hang Seng Index	207	10/30/2025	34,983,654	35,792,982	809,328	—
JPY Currency	121	12/15/2025	10,344,699	10,306,175	—	(38,524)
MSCI Emerging Markets Index	1,667	12/19/2025	112,162,084	113,330,995	1,168,911	—
S&P Midcap 400® E-Mini Index	101	12/19/2025	33,420,945	33,190,620	—	(230,325)
S&P/TSX 60 Index	37	12/18/2025	9,427,407	9,426,399	—	(1,008)
TOPIX Index	61	12/11/2025	12,787,915	12,956,081	168,166	—
Total					$2,745,878	$(629,260)
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Growth VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
FUTURES CONTRACTS (continued):

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
CHF Currency	(171)	12/15/2025	$(27,227,363)	$(27,088,537)	$138,826	$—
MSCI EAFE Index	(142)	12/19/2025	(19,838,400)	(19,775,630)	62,770	—
S&P 500® E-Mini Index	(14)	12/19/2025	(4,652,012)	(4,717,125)	—	(65,113)
S&P/ASX 200 Index	(310)	12/18/2025	(45,586,781)	(45,502,293)	84,488	—
Total					$286,084	$(65,113)
Total Futures Contracts					$3,031,962	$(694,373)
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,103,492,047	$—	$—	$1,103,492,047
U.S. Government Obligation	—	17,021,560	—	17,021,560
Repurchase Agreement	—	12,369,492	—	12,369,492
Total Investments	$1,103,492,047	$29,391,052	$—	$1,132,883,099
Other Financial Instruments
Futures Contracts (E)	$3,031,962	$—	$—	$3,031,962
Total Other Financial Instruments	$3,031,962	$—	$—	$3,031,962
LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(694,373)	$—	$—	$(694,373)
Total Other Financial Instruments	$(694,373)	$—	$—	$(694,373)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Affiliated investment in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund and/or affiliated investment within Transamerica Series Trust. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2025	Shares as of September 30, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon High Yield Bond VP, Initial Class	$73,279,041	$4,260,838	$(14,953,817)	$689,090	$(944,341)	$62,330,811	8,994,345	$4,260,839	$—
Transamerica BlackRock Real Estate Securities VP, Initial Class	20,084,159	387,933	(2,609,090)	51,047	1,598,989	19,513,038	1,870,857	387,933	—
Transamerica Emerging Markets Equity, Class I2	4,520,991	5,417,500	—	—	1,843,563	11,782,054	1,116,782	—	—
Transamerica Floating Rate, Class I2	29,649,461	1,617,812	(2,195,832)	(60,297)	(386,641)	28,624,503	3,205,431	1,617,812	—
Transamerica International Equity, Class I2	66,140,342	—	(1,803,621)	341,250	14,995,495	79,673,466	3,165,414	—	—
Transamerica International Focus, Class I2	76,872,206	—	(1,803,620)	(1,021,438)	10,082,400	84,129,548	11,556,257	—	—
Transamerica International Small Cap Value, Class I2	48,311,230	—	(1,352,715)	213,482	13,637,905	60,809,902	3,333,876	—	—
Transamerica Janus Mid- Cap Growth VP, Initial Class	8,575,247	1,023,450	—	—	(486,595)	9,112,102	293,655	26,255	997,195
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Growth VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2025	Shares as of September 30, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica JPMorgan Enhanced Index VP, Initial Class	$377,840,937	$48,910,829	$(7,213,502)	$(132,115)	$(623,044)	$418,783,105	14,688,990	$7,603,724	$41,307,104
Transamerica Large Cap Value, Class I2	122,080,797	981,793	(14,504,092)	2,359,658	13,772,794	124,690,950	7,484,451	981,793	—
Transamerica Mid Cap Growth, Class I2	9,046,400	3,376	—	—	1,084,144	10,133,920	888,940	—	3,377
Transamerica Mid Cap Value Opportunities, Class I2	8,298,168	—	—	—	726,676	9,024,844	781,372	—	—
Transamerica Small Cap Value, Class I2	5,953,355	—	—	—	313,334	6,266,689	1,205,132	—	—
Transamerica T. Rowe Price Small Cap VP, Initial Class	5,530,713	891,426	—	—	(412,690)	6,009,449	524,843	164,360	727,066
Transamerica WMC US Growth VP, Initial Class	165,077,645	25,765,862	(14,440,132)	257,814	(4,053,523)	172,607,666	4,191,541	1,269,996	24,495,866
Total	$1,021,260,692	$89,260,819	$(60,876,421)	$2,698,491	$51,148,466	$1,103,492,047	63,301,886	$16,312,712	$67,530,608

(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $16,885,464.
(C)	Rate disclosed reflects the yield at September 30, 2025.
(D)
There were no transfers in or out of Level 3 during the period ended September 30, 2025. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(E)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
PORTFOLIO ABBREVIATION(S):
ASX	Australian Securities Exchange
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Growth VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica JPMorgan Asset Allocation - Growth VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices.
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Growth VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust